Stockholders' Equity (Deficit) (Details Narrative) - USD ($)		6 Months Ended		12 Months Ended
	Feb. 16, 2017	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Common stock, shares authorized		100,000,000		100,000,000	100,000,000
Preferred stock, shares authorized		20,000,000		20,000,000	20,000,000
Common stock, shares, issued		3,500,000		3,500,000	3,500,000
Common stock, shares, outstanding		3,500,000		3,500,000	3,500,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Purchase price of common stock			$ 13,553	$ 50,714	$ 1,462
Seven Accredited Investor [Member]
Consummated restricted shares issued	472,491
Shares issued price per share	$ 0.45
Purchase price of common stock	$ 212,621